Other Net Investment Result - Summary of Impairment Charges /(Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on financial assets, excluding receivables	€ (119)	€ (138)
Impairment (losses) / reversals	(33)	(43)
Financial assets excluding receivables [member] | Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on financial assets, excluding receivables	(4)	(13)
Non-financial assets and receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals	€ (29)	€ (30)